Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [Line Items]
Equity	$ 4,446	$ 2,729	$ 3,456		$ 4,409	$ 4,562	$ 4,538	$ 5,007
Increase in right-of-use assets	$ 604			$ 606	$ 600
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					3.90%
Useful life measured as period of time, intangible assets other than goodwill	4 years
Employer matching contribution, percent of employee's salary	5.00%
Defined contribution plan vesting percentage after three years	30.00%
Defined contribution plan vesting percentage increase after ten years	100.00%
Gaming tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Applicable tax rate	35.00%
Additional tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Applicable tax rate	4.00%
Investment property [member] | Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Investment property [member] | Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant accounting policies [Line Items]
Increase in right-of-use assets				$ 6	$ 6
Retained earnings
Disclosure of significant accounting policies [Line Items]
Equity	$ 2,696	$ 958	$ 1,728		$ 2,714	$ 2,888	$ 2,864	$ 3,327